Subsequent Events (Details) - Wag Labs, Inc. - Subsequent events - Private placement - Series P shares $ / shares in Units, $ in Millions	Jan. 28, 2022 USD ($) $ / shares shares
Subsequent Events
Number of shares issued | shares	1,100,000
Price per share | $ / shares	$ 10.00
Total proceeds | $	$ 11